Convertible notes at fair value - Schedule of Details of Conversion of Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 11, 2020	Jul. 30, 2020	Jul. 24, 2020	Jun. 30, 2020	Feb. 18, 2020	Feb. 03, 2020	Dec. 31, 2020
Bank borrowings
Principal amount converted							$ 50,550
Number of ADSs converted							13,654,070
Fair value of converted convertible notes as of the conversion date							$ 68,895
2018 Notes
Bank borrowings
Principal amount converted	$ 2,000		$ 1,000	$ 1,000
Number of ADSs converted	536,596		236,546	248,050
Conversion price per ADS US$	$ 3.73		$ 4.23	$ 4.03
Fair value of converted convertible notes as of the conversion date	$ 4,327		$ 1,752	$ 1,551
November 2019 Notes
Bank borrowings
Principal amount converted					$ 20,000
Number of ADSs converted					5,128,206
Conversion price per ADS US$					$ 3.90
Fair value of converted convertible notes as of the conversion date					$ 20,282
December 2019 Notes
Bank borrowings
Principal amount converted					$ 10,000
Number of ADSs converted					2,564,102
Conversion price per ADS US$					$ 3.90
Fair value of converted convertible notes as of the conversion date					$ 9,989
January 2020 Notes
Bank borrowings
Principal amount converted						$ 3,450
Number of ADSs converted						1,088,876
Conversion price per ADS US$						$ 3.17
Fair value of converted convertible notes as of the conversion date						$ 4,346
July 2020 Notes
Bank borrowings
Principal amount converted		$ 13,100
Number of ADSs converted		3,851,694
Conversion price per ADS US$		$ 3.40
Fair value of converted convertible notes as of the conversion date		$ 26,648